Taxes (Details) - Schedule of deferred tax asset - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax asset [Abstract]
Provision of doubtful accounts	$ 323,107	$ (59,643)
Tax loss carried forwards	4,482,385	547,220
Valuation allowance on tax losses	(4,805,492)	(487,578)
Deferred tax assets, net